Turnover (Detail) - Schedule Of Detailed Information Of Turnover From Rendering Of Services - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax	£ 63,997,183	£ 49,820,243	£ 75,164,498	£ 52,263,050	£ 47,070,105
United Kingdom
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax			53,053,810	32,371,445	27,832,611
Switzerland
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax			5,550,023	5,535,726	6,115,067
Portugal
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax			1,283,637	913,623	0
USA
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax			8,367,509	7,339,809	7,386,159
Hong Kong
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax			5,206,522	4,863,268	4,603,666
Spain
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax			335,633	347,149	347,348
France
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax			1,367,364	784,189	785,254
Australia
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax			£ 0	£ 107,841	£ 0